NestYield Visionary ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Consumer Discretionary Products - 4.3%
Tesla, Inc.(a)	5,929	$1,979,515

Financial Services - 4.8%
Coinbase Global, Inc. - Class A(a)	7,172	2,184,161

Health Care - 4.8%
Eli Lilly & Co.	2,998	2,196,275

Media - 26.8%(b)
Alphabet, Inc. - Class A	9,377	1,996,457
AppLovin Corp. - Class A(a)	8,961	4,288,645
Meta Platforms, Inc. - Class A	2,887	2,132,627
Netflix, Inc.(a)	3,157	3,814,445
		12,232,174

Retail & Wholesale - Discretionary - 4.2%
Amazon.com, Inc.(a)	8,403	1,924,287

Software & Tech Services - 20.8%
Microsoft Corp.	3,683	1,866,139
Oracle Corp.	9,165	2,072,482
Palantir Technologies, Inc. - Class A(a)	22,183	3,476,298
Strategy, Inc. - Class A(a)	6,259	2,093,072
		9,507,991

Tech Hardware & Semiconductors - 24.8%
Apple, Inc.	8,390	1,947,655
Broadcom, Inc.	13,104	3,896,998
Marvell Technology, Inc.	25,244	1,586,964
NVIDIA Corp.	22,267	3,878,466
		11,310,083

Utilities - 6.7%
Vistra Corp.	16,306	3,083,628

TOTAL COMMON STOCKS (Cost $38,976,859)		44,418,114

PURCHASED OPTIONS - 1.0%(c)(d)(e)	Notional Amount	Contracts	Value
Broadcom, Inc., Expiration: 11/21/2025; Exercise Price: $930.00	$14,185,503	53	$104,012
Broadcom, Inc., Expiration: 11/21/2025; Exercise Price: $900.00	14,453,154	54	130,410
NVIDIA Corp., Expiration: 11/21/2025; Exercise Price: $555.00	39,974,310	255	236,512
Tesla, Inc., Expiration: 9/5/2025; Exercise Price: $1,110.00	17,728,497	59	1,741
			472,675

TOTAL PURCHASED OPTIONS (Cost $594,144)			472,675

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%		Shares	Value
First American Government Obligations Fund - Class X, 4.23%(f)		1,453,365	1,453,365

TOTAL SHORT-TERM INVESTMENTS (Cost $1,453,365)			1,453,365

TOTAL INVESTMENTS - 101.4% (Cost $41,024,368)			$46,344,154
Liabilities in Excess of Other Assets - (1.4)%			(661,122)
TOTAL NET ASSETS - 100.0%			$45,683,032

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

NestYield Visionary ETF
Schedule of Written Options Contracts
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - 0.0%(a)(b)(c)	Notional Amount	Contracts	Value
Tesla, Inc., Expiration: 9/5/2025; Exercise Price: $1,057.50	$(17,728,497)	(59)	$(8,408)

TOTAL WRITTEN OPTIONS (Premiums received $26,002)			(8,408)

Percentages are stated as a percent of net assets.

(a)	Does not round to 0.1% or (0.1)%, as applicable.
(b)	100 shares per contract.
(c)	Exchange-traded.